Debt Repayment Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Long-Term Debt Schedule [Abstract]
July 1, 2012 to June 30, 2013	$ 59,086
July 1, 2013 to December 31, 2013	53,811
January 1, 2014 to December 31, 2014	257,622
January 1, 2015 to December 31, 2015	93,061
January 1, 2016 to December 31, 2016	561,629
January 1, 2017 thereafter	37,800
Debt Instrument Carrying Amount	1,063,009
Less: Unamortized debt discount of the 1.875% Unsecured Convertible Senior Notes	(20,516)
Total	$ 1,042,493